As filed with the Securities and Exchange Commission on December 1, 2005
                                     Investment Company Act file number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                         INSTITUTIONAL DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
INSTITUTIONAL                               600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY INCOME FUND                                                 (212) 830-5200

================================================================================


Dear Shareholder:

We are pleased to present the semi-annual report of Institutional Daily Income Fund (the "Fund") for the period ended April 1, 2005 through September 30, 2005.

The Fund's Money Market Portfolio had 915 shareholders and net assets of $676,583,292 as of September 30, 2005. The U.S. Treasury Portfolio had 183 shareholders and net assets of $795,730,827 as of September 30, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,
/s/ signature




Steven W. Duff
President














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
--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------



================================================================================

----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value     Ending Account Value      Expenses Paid During the
               Class A                       04/1/05                   09/30/05                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,014.00                     $2.37
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,022.71                     $2.38
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value     Ending Account Value      Expenses Paid During the
      Class B & Pinnacle Shares              04/1/05                   09/30/05                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,015.30                     $1.01
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,024.07                     $1.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
       U.S. Treasury Portfolio
----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value     Ending Account Value      Expenses Paid During the
               Class A                       04/1/05                   09/30/05                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,013.50                    $2.27
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,022.81                    $2.28
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value     Ending Account Value      Expenses Paid During the
      Class B & Pinnacle Shares              04/1/05                   09/30/05                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,014.80                    $1.01
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,024.07                    $1.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.47%, 0.20%, and 0.20%, for the Money Market Portfolio Class A, Class B, and Pinnacle shares, respectively and 0.45%, 0.20%, and 0.20% for the U.S. Treasury Portfolio Class A, Class B, and Pinnacle shares, respectively, multiplied by the average account value over the period (April 1, 2005 through September 30, 2005), multiplied by 183/365 (to reflect the most recent fiscal half-year).




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                    Value
    Amount                                                                        Date        Yield        (Note 1)
    ------                                                                        ----        -----         ------
Asset Back Commercial Paper (30.98%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000   Charta LLC                                                      10/18/05      3.68%    $  19,965,433
   10,000,000   Charta LLC                                                      11/09/05      3.83         9,958,725
   25,000,000   Clipper Receivables Corporation                                 10/03/05      3.85        24,994,653
   15,000,000   Galaxy Funding Incorporated                                     10/14/05      3.55        14,980,933
   20,000,000   Govco Incorporated                                              10/14/05      3.63        19,973,928
   10,000,000   Greyhawk Funding                                                10/24/05      3.76         9,976,042
   10,000,000   Greyhawk Funding                                                10/28/05      3.77         9,971,800
   15,000,000   Lexington Parker Capital                                        10/17/05      3.76        14,975,000
   15,000,000   Lexington Parker Capital                                        10/18/05      3.55        14,975,067
   15,000,000   Lockhart Funding LLC                                            10/28/05      3.80        14,957,362
   25,000,000   Market Street Funding                                           10/20/05      3.71        24,951,180
   10,000,000   Scaldis Capital LLC                                             10/12/05      3.51         9,989,367
   20,000,000   Windmill Funding Corporation                                    10/19/05      3.73        19,962,800
-------------                                                                                          -------------
  210,000,000   Total Asset Back Commercial Paper                                                        209,632,290
-------------                                                                                          -------------

Commercial Paper (4.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000   Canadian Imperial Holdings Inc.                                 10/12/05      3.65%    $  29,966,633
-------------                                                                                          -------------
   30,000,000   Total Commercial Paper                                                                    29,966,633
-------------                                                                                          -------------

Domestic Certificate of Deposit (4.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000   Harris Trust & Savings Bank                                     02/02/06      3.81%    $  15,000,638
   15,000,000   Wilmington Trust                                                11/03/05      3.72        15,000,132
-------------                                                                                          -------------
   30,000,000   Total Domestic Certificate of Deposit                                                     30,000,770
-------------                                                                                          -------------

Floating Rate Securities (3.70%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000   Bank of America Prime Floater (a)                               12/15/05      3.81%    $  10,000,000
    5,000,000   Caterpillar Financial Services Corporation (b)                  07/10/06      3.67         5,000,000
   10,000,000   Merrill Lynch Extendible Monthly Securities (c)                 11/15/06      3.75        10,000,000
-------------                                                                                          -------------
   25,000,000   Total Floating Rate Securities                                                            25,000,000
-------------                                                                                          -------------

Foreign Commercial Paper (8.84%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   Alliance & Leicester PLC                                        10/07/05      3.51%    $   4,997,104
   20,000,000   Northern Rock PLC                                               10/12/05      3.50        19,978,795
   10,000,000   Societe Generale North America                                  12/19/05      3.86         9,916,063


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                        Maturity                    Value
    Amount                                                                        Date        Yield        (Note 1)
    ------                                                                        ----        -----         ------
Foreign Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000   Yorkshire Building Society                                      11/07/05      3.71%    $  24,905,187
-------------                                                                                          -------------
   60,000,000   Total Foreign Commercial Paper                                                            59,797,149
-------------                                                                                          -------------

Letter of Credit Commercial Paper (1.18%)
------------------------------------------------------------------------------------------------------------------------------------
$   8,000,000   Dean Health System Inc.
                LOC Marshall & Ilsley                                           10/03/05      3.60%    $   7,998,409
-------------                                                                                          -------------
    8,000,000   Total Letter of Credit Commercial Paper                                                    7,998,409
-------------                                                                                          -------------

Loan Participation (2.96%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000   AXA Equitable Life Insurance Company
                with J.P. Morgan Chase (d)                                      03/21/06      3.83%    $   15,000,000
    5,000,000   Mt. Vernon Phenol (General Electrics Co.) with
                J.P. Morgan Chase (d)                                           05/19/06      3.81          5,000,000
-------------                                                                                          --------------
   20,000,000   Total Loan Participation                                                                   20,000,000
-------------                                                                                          --------------

Other Notes (0.52%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,508,500   Ulster County, NY BAN - Series 2004B                            11/18/05      3.25%    $    3,509,620
-------------                                                                                          --------------
    3,508,500   Total Other Notes                                                                           3,509,620
-------------                                                                                          --------------

Repurchase Agreement (13.45%)
------------------------------------------------------------------------------------------------------------------------------------
$  91,000,000   JP Morgan Securities Inc., purchased on 09/30/05, repurchase proceeds at maturity $91,027,679 (Collateralized by
                $138,611,923, GNMA, 4.125% to 7.500%, due 01/15/07 to 01/15/47,
                value $92,822,010)                                              10/03/05      3.65%    $   91,000,000
-------------                                                                                          --------------
   91,000,000   Total Repurchase Agreement                                                                 91,000,000
-------------                                                                                          --------------

Variable Rate Demand Instruments (e) (10.62%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,435,000   American Micro Products
                LOC U.S. Bank, N.A.                                             10/01/08      3.91%    $    1,435,000
    2,325,000   Atlas Metal Investment Corporation
                LOC Fifth Third Bank                                            10/01/20      3.84          2,325,000
      635,000   Automated Packaging Systems
                LOC National City Bank of Michigan/Illinois                     10/01/08      3.93            635,000
      970,000   Big Brothers Big Sisters
                LOC Fifth Third Bank                                            12/01/20      3.84            970,000
    2,820,000   Briarwood Investments, LLC
                Collateralized by Federal Home Loan Bank of Cincinnati          04/01/23      3.88           2,820,000
    5,600,000   CFM International Inc. Guaranteed Notes - Series 1999A (f)
                LOC General Electric Company                                    01/01/10      3.84           5,600,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                    Value
    Amount                                                                        Date        Yield        (Note 1)
    ------                                                                        ----        -----         ------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,400,000   CJ Krehbiel Co.
                LOC Fifth Third Bank                                            10/01/10      3.84%    $    1,400,000
      250,000   Colorado Springs, CO Adjustable Rate Taxable/Convertible Bonds
                (Goodwill Industries Project) - Series 1997B
                LOC Bank One                                                    02/01/07      3.89            250,000
    2,325,000   D.E.D.E. Realty
                LOC Fifth Third Bank                                            12/01/11      3.84          2,325,000
    2,105,000   Delta Capital LLC - Series 1996B
                LOC Bank One                                                    10/01/26      3.94          2,105,000
      980,000   Dickenson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27      3.94            980,000
    2,370,000   Erie County, NY IDA RB (Niagara-Maryland LLC Project)
                - Series 2003 LOC Manufacturers and Traders Trust Co.           06/01/23      3.92          2,370,000
    2,885,000   Ewing Enterprise
                LOC US Bank, N.A.                                               06/01/25      3.86          2,885,000
    2,750,000   Fiore Capital LLC
                LOC Marshall & Ilsley                                           08/01/45      3.84          2,750,000
    1,105,000   First Metropolitan Title Company
                LOC LaSalle National Bank subsidiary of ABN Amro Bank, N.A.     05/01/24      3.94          1,105,000
    1,580,000   Frank J. Catanzaro Sons and Daughters
                LOC U.S. Bank, N.A.                                             01/01/15      3.86          1,580,000
    2,780,000   Governor's Village LLC
                LOC Fifth Third Bank                                            03/01/20      3.84          2,780,000
    1,365,000   Joe Holland Chevrolet
                LOC Fifth Third Bank                                            07/01/24      3.84          1,365,000
      210,000   JRB Corporation
                LOC Old Kent Bank & Trust Co.                                   07/01/26      3.94            210,000
    1,300,000   Kissel Holdings LLC
                LOC U.S. Bank, N.A.                                             12/01/20      3.86          1,300,000
    4,800,000   Lake Mary Bay Limited Partnership
                LOC Amsouth Bank, N.A.                                          03/01/25      3.94          4,800,000
    3,100,000   Landmark Church of Christ
                LOC Columbus Bank & Trust Company                               04/01/20      3.88          3,100,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

    Face                                                                        Maturity                    Value
    Amount                                                                        Date        Yield        (Note 1)
    ------                                                                        ----        -----         ------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,075,000   Lee County, FL HFA
                Guaranteed by Federal National Mortgage Association             05/15/35      3.84%    $    2,075,000
    1,900,000   Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      3.88          1,900,000
      490,000   LRV Enterprises, LLC
                LOC National City Bank                                          09/01/21      4.00            490,000
    1,200,000   Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09      3.84          1,200,000
    3,650,000   Mississippi Business Finance Corporation IDRB
                (ABT Co., Inc. Project) - Series 1997B
                LOC Wachovia Bank, N.A.                                         04/01/22      3.91          3,650,000
      730,000   Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project)
                LOC Amsouth Bank, N.A.                                          06/01/10      3.88            730,000
    2,400,000   Mt. Carmel West Medical Office Building
                LOC National City Bank                                          08/01/19      3.90          2,400,000
    5,000,000   St. Johns County IDA
                LOC Allied Irish Bank                                           08/01/34      3.84          5,000,000
    1,600,000   Trendway Corporation
                LOC Michigan National Bank                                      12/01/26      3.94          1,600,000
    4,072,000   Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (g)
                LOC Wells Fargo Bank, N.A.                                      01/01/30      3.87          4,072,000
    2,010,000   Wholesome Group
                LOC Fifth Third Bank                                            10/01/20      3.84          2,010,000
    1,650,000   Wisconsin Housing Preservation Corporation
                LOC Marshall & Ilsley                                           05/01/35      3.84          1,650,000
-------------                                                                                          --------------
   71,867,000   Total Variable Rate Demand Instruments                                                     71,867,000
-------------                                                                                          --------------

Yankee Certificate of Deposit (19.21%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000   Banco Bilbao de Vizcaya                                         10/17/05      3.63%    $   20,000,044
   10,000,000   Barclays Bank                                                   11/08/05      3.70         10,000,000
   20,000,000   Calyon                                                          10/17/05      3.62         20,000,044
   25,000,000   Credit Suisse First Boston                                      11/14/05      3.74         25,000,152

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                    Value
    Amount                                                                        Date        Yield        (Note 1)
    ------                                                                        ----        -----         ------
Yankee Certificate of Deposit (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000   HSH Nordbank AG                                                 10/27/05      3.80%    $   25,000,090
   20,000,000   Societe Generale                                                11/28/05      3.80         20,000,000
   10,000,000   Svenska Handelsbanken                                           10/12/05      3.61         10,000,015
-------------                                                                                          --------------
  130,000,000   Total Yankee Certificate of Deposit                                                       130,000,345
-------------                                                                                          --------------
                Total Investments (100.32%) (cost $678,772,216+)                                          678,772,216
                Liabilities in excess of cash and other assets, (-0.32%)                                   (2,188,924)
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  676,583,292
                                                                                                       ==============

                + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The interest rate is adjusted daily based upon Prime minus 2.935%.
(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.
(c) The interest is adjusted monthly based upon one month LIBOR minus 0.02%.
(d) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.
(e) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.
(f) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.
(g) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.

KEY:

   BAN     =   Bond Anticipation Note                       IDA     =   Industrial Development Authority
   GNMA    =   Government National Mortgage Association     IDRB    =   Industrial Development Revenue Bond
   GO      =   General Obligation                           LOC     =   Letter of Credit
   HFA     =   Housing Finance Authority                    RB      =   Revenue Bond
   HFC     =   Housing Finance Commission





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

----------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
----------------------------------------------------------------------------------
  Less than 31 Days                 $  555,482,338                 81.84%
  31 through 60 Days                   108,373,815                 15.96
  61 through 90 Days                    14,916,063                  2.20
  91 through 120 Days                           --                  0.00
  121 through 180 Days                          --                  0.00
  Over 180 Days                                 --                  0.00
----------------------------------------------------------------------------------
  Total                             $  678,772,216                100.00%
----------------------------------------------------------------------------------























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                    Value
    Amount                                                                        Date        Yield        (Note 1)
    ------                                                                        ----        -----         ------
Repurchase Agreements (49.26%)
------------------------------------------------------------------------------------------------------------------------------------
$  83,000,000   Bank of America, purchased on 09/30/05, repurchase proceeds at maturity $83,022,479 (Collateralized by $82,902,000,
                U.S. Treasury Note, 4.625%, due 05/15/06, value $84,660,662)    10/03/05      3.25%    $   83,000,000
  150,000,000   Bear, Stearns & Co., purchased on 09/30/05, repurchase proceeds at maturity $150,047,250 (Collateralized by $243,138,020, GNMA 4.000%
                to 8.500%, due 03/15/18 to 07/20/34, value $153,000,842)        10/03/05      3.78        150,000,000
   84,000,000   JP Morgan Securities, Inc., purchased on 09/30/05, repurchase proceeds at maturity $84,022,400 (Collateralized by $85,550,000,
                U.S. Treasury Note, 4.000%, due 11/15/12, value $85,680,039)    10/03/05      3.20         84,000,000
   75,000,000   UBS Paine Webber, purchased on 09/30/05, repurchase proceeds at maturity $75,020,938 (Collateralized by $196,184,000,TPRX,
                6.500% to 7.500%, due 11/15/24 to 11/15/26, value $76,501,825)  10/03/05      3.35         75,000,000
-------------                                                                                          --------------
  392,000,000   Total Repurchase Agreements                                                               392,000,000
-------------                                                                                          --------------

U.S. Government Obligations (50.69%)
------------------------------------------------------------------------------------------------------------------------------------
$ 284,025,000   U.S. Treasury Bill                                              10/06/05      2.50%    $  283,926,380
   30,000,000   U.S. Treasury Bill                                              10/13/05      3.11         29,969,400
   30,000,000   U.S. Treasury Bill                                              11/03/05      3.13         29,915,025
   20,000,000   U.S. Treasury Note, 1.625%                                      02/28/06      3.03         19,887,030
   40,000,000   U.S. Treasury Note, 1.625%                                      02/28/06      3.77         39,651,324
-------------                                                                                          --------------
  404,025,000   Total U.S. Government Obligations                                                         403,349,159
-------------                                                                                          --------------
                Total Investments (99.95%) (cost $795,349,159+)                                           795,349,159
                Cash and other assets, net of liabilities (0.05%)                                             381,668
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  795,730,827
                                                                                                       ==============

                + Aggregate cost for federal income tax purposes is identical.

KEY:
      GNMA     =   Government National Mortgage Association        TPRX     =   U.S. Treasury Principal Strip







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S TREASURY PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

----------------------------------------------------------------------------------
    Securities Maturing in               Value               % of Portfolio
----------------------------------------------------------------------------------
  Less than 31 Days                  $  705,895,780               88.75%
  31 through 60 Days                     29,915,025                3.76
  61 through 90 Days                             --                0.00
  91 through 120 Days                            --                0.00
  121 through 180 Days                   59,538,354                7.49
  Over 180 Days                                  --                0.00
----------------------------------------------------------------------------------
  Total                              $   759,349,159              100.00%
----------------------------------------------------------------------------------























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                          Money Market           U.S. Treasury
                                                                            Portfolio               Portfolio
ASSETS
   Investments in securities, at amortized cost (Note 1)........        $   587,772,216         $   403,349,159
   Repurchase agreements........................................             91,000,000             392,000,000
   Cash ........................................................                 -0-                  1,277,509
   Accrued interest receivable..................................                986,375                 121,183
   Prepaid expenses.............................................                 19,893                  34,462
   Other receivables............................................                  5,181                   3,089
                                                                        ---------------         ---------------
          Total assets..........................................            679,783,665             796,785,402
                                                                        ---------------         ---------------
LIABILITIES
   Payable to affiliates*.......................................                  2,953                  17,655
   Due to custodian.............................................              2,641,771                   -0-
   Accrued expenses.............................................                206,456                  56,602
   Dividends payable............................................                349,193                 980,318
                                                                        ---------------         ---------------
         Total liabilities......................................              3,200,373               1,054,575
                                                                        ---------------         ---------------
   Net assets...................................................        $   676,583,292         $   795,730,827
                                                                        ===============         ===============
SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)......        $   676,583,509         $   795,731,034
   Accumulated net realized loss................................                   (217)                   (207)
                                                                        ---------------         ---------------
   Net assets...................................................        $   676,583,292         $   795,730,827
                                                                        ===============         ===============
   Net asset value, per share (Note 3):

   Money Market Portfolio:
     Class A shares, ($187,977,141 applicable to 187,977,201 shares outstanding)                     $     1.00
                                                                                                     ==========
     Class B shares, ($379,498,081 applicable to 379,498,203 shares outstanding)                     $     1.00
                                                                                                     ==========
     Pinnacle shares, ($109,108,070 applicable to 109,108,105 shares outstanding)                    $     1.00
                                                                                                     ==========
   U.S. Government Portfolio:
     Class A shares, ($246,774,901 applicable to 246,774,965 shares outstanding)                     $     1.00
                                                                                                     ==========
     Class B shares, ($514,627,654 applicable to 514,627,788 shares outstanding)                     $     1.00
                                                                                                     ==========
     Pinnacle shares, ($34,328,272 applicable to 34,328,281 shares outstanding)                      $     1.00
                                                                                                     ==========

     * Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                          Money Market           U.S. Treasury
                                                                            Portfolio               Portfolio
INVESTMENT INCOME
Income:
   Interest...................................................          $     8,813,704         $    12,248,632
                                                                        ---------------         ---------------
Expenses: (Note 2)
   Investment management fee..................................                  322,755                 470,148
   Administration fee.........................................                  134,481                 195,895
   Shareholder servicing fee (Class A shares).................                  182,065                 345,511
   Custodian expenses.........................................                   17,482                  18,870
   Shareholder servicing and related shareholder expenses+....                  105,665                  94,598
   Legal, compliance and filing fees..........................                  148,885                  88,970
   Audit and accounting.......................................                   79,847                  58,853
   Trustees' fees and expenses................................                    9,020                   7,519
   Other......................................................                   12,082                  18,229
                                                                        ---------------          --------------
      Total expenses..........................................                1,012,282               1,298,593
      Less:  Fees waived (Note 2).............................                 (268,829)               (156,716)
             Expense paid indirectly (Note 2).................                   (8,897)                (12,786)
                                                                        ---------------          --------------
       Net expenses............................................                 734,556               1,129,091
                                                                        ---------------          --------------
Net investment income..........................................               8,079,148              11,119,541

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments...............................                  -0-                        914
                                                                        ---------------          --------------
Increase in net assets from operations.........................         $     8,079,148          $   11,120,455
                                                                        ===============          ==============

+ Includes class specific transfer agency expenses of $14,565 for Money Market Portfolio Class A and $27,641, $46,971 and $3,746 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                    Money Market Portfolio               U.S. Treasury Portfolio
                                              ----------------------------------     ---------------------------------
                                               Six Months Ended       Year            Six Months Ended       Year
                                              September 30, 2005      Ended          September 30, 2005      Ended
                                                  (Unaudited)     March 31, 2005         (Unaudited)    March 31, 2005
                                                   ---------      --------------          ---------     --------------
INCREASE (DECREASE)
  IN NET ASSETS

Operations:
Net investment income.......................     $   8,079,148    $    5,815,811      $  11,119,541     $  10,218,410
Net realized gain (loss) on investments.....           -0-                   (59)               914            (1,121)
                                                 -------------    --------------      -------------     -------------
Increase in net assets from operations......         8,079,148         5,815,752         11,120,455        10,217,289
Dividends to shareholders from net investment income:
   Class A shares...........................        (2,034,530)         (987,750)        (3,693,259)       (2,785,634)
   Class B shares...........................        (4,296,320)       (2,915,564)        (6,880,833)       (6,873,383)
   Pinnacle shares..........................        (1,748,298)       (1,912,497)          (545,449)         (559,393)
Capital share transactions (Note 3):
   Class A shares...........................        67,988,601        66,615,672         10,153,545       (25,309,323)
   Class B shares...........................       164,184,121        51,484,724         31,193,056        17,393,717
   Pinnacle shares..........................        (5,684,352)       (8,046,389)        (5,481,264)       10,557,265
                                                 -------------    --------------      -------------     -------------
   Total  increase(decrease)................       226,488,370       110,053,948         35,866,251         2,640,538
Net assets:
   Beginning of period......................       450,094,922       340,040,974        759,864,576       757,224,038
                                                 -------------    --------------      -------------     -------------
   End of period............................     $ 676,583,292    $  450,094,922      $ 795,730,827     $ 759,864,576
                                                 =============    ==============      =============     =============
Undistributed net investment income.........     $     -0-        $      -0-           $    -0-         $     -0-
                                                 =============    ==============      =============     =============










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies
Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has authorized the creation of three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. The Money Market and U.S. Treasury Portfolios each have three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase  Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d)  Dividends  and   Distributions  -
     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies (Continued)
     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

For the period ended September 30, 2005, the following fees were voluntarily waived by the Manager and shareholder servicing agent:

                                             Money Market Portfolio      U.S. Treasury Portfolio
                                             ----------------------      -----------------------
Investment management fees                       $    107,585                $     -0-
Administration fees                                   107,585                      156,716
Transfer agency fees  - Class A                        14,527                      -0-
Transfer agency fees  - Class B                        39,132                      -0-
                                                 ------------                --------------
     Total                                       $    268,829                $      156,716
                                                 ============                ==============

The Manager and shareholder servicing agent have no right to recoup prior fee waivers.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,200 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $78,153 for the U.S Treasury Portfolio paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Class A and B shares of the Fund. For the period ended September 30, 2005 these fees amounted to an annual rate of 0.02% of the monthly average net assets of the Class A and B shares of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (continued)

For the period ended September 30, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

                                            Money Market Portfolio        U.S. Treasury Portfolio
Custodian expenses                                $     8,598                  $     12,526
Shareholder servicing
    and related shareholder expenses                      299                           260
                                                  -----------                  ------------
    Total                                         $     8,897                  $     12,786
                                                  ===========                  ============


3. Transactions in Shares of Beneficial Interest

At September 30, 2005, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                                    Money Market Portfolio                U.S. Treasury Portfolio
                                              ----------------------------------     ---------------------------------
                                               Six Months Ended       Year            Six Months Ended       Year
                                              September 30, 2005      Ended          September 30, 2005      Ended
                                                  (Unaudited)     March 31, 2005         (Unaudited)    March 31, 2005
                                                   ---------      --------------          ---------     --------------
Class A shares
--------------
Sold......................................         906,702,849       911,145,861         514,099,574       938,506,250
Issued on reinvestment of dividends.                 1,901,646           916,026           1,721,452           913,366
Redeemed..................................        (840,615,894)     (845,446,215)       (505,667,481)     (964,728,939)
                                                --------------    --------------      --------------    --------------
Net increase (decrease)...................          67,988,601        66,615,672          10,153,545       (25,309,323)
                                                ==============    ==============      ==============    ==============
Class B shares
--------------
Sold......................................       1,040,734,409     1,297,610,795       1,013,717,065     1,489,030,576
Issued on reinvestment of dividends.......           4,190,140         2,764,393           1,213,809           981,169
Redeemed..................................        (880,740,428)   (1,248,890,464)       (983,737,818)   (1,472,618,028)
                                                --------------    --------------      --------------    --------------
Net increase (decrease)...................         164,184,121        51,484,724          31,193,056        17,393,717
                                                ==============    ==============      ==============    ==============
Pinnacle shares
---------------
Sold......................................          94,176,259        94,179,403          20,604,900        62,221,333
Issued on reinvestment of dividends.......           1,769,366         1,912,377             550,859           559,350
Redeemed..................................        (101,629,977)     (104,138,169)        (26,637,023)      (52,223,418)
                                                --------------    --------------      --------------    --------------
Net increase (decrease)...................          (5,684,352)       (8,046,389)         (5,481,264)       10,557,265
                                                ==============    ==============      ==============    ==============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

4. Tax Information
The tax character of all distributions paid by the Portfolios during the years ended March 31, 2005 and 2004 was ordinary income.

At March 31 2005, the Money Market Portfolio had unused capital loss carry forwards of $151, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, the entire amount will expire in the year 2012.

During the year ended March 31, 2005, the Money Market Portfolio utilized capital loss carryforwards of $7.

During the year ended March 31, 2005, as permitted under Federal income tax regulation, the Money Market Portfolio elected to defer $66 of post-October net capital losses to the next taxable year.

At March 31, 2005, the U.S. Treasury Portfolio had unused capital loss carryforwards of $1,121, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $1,121 will expire in the year 2013.

At March 31, 2005, there were no distributable earnings for the Money Market Portfolio and U.S. Treasury Portfolio.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
5. Financial Highlights

                                                                             Money Market Portfolio
                                               -------------------------------------------------------------------------------
                                                Six Months Ended
Class A shares                                 September 30, 2005                  For the Year Ended March 31,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.....................          0.014        0.013        0.007        0.013        0.028        0.060
  Net realized and unrealized gain(loss)
    on investments..........................           --          0.000        0.000        0.000        0.000        0.000
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations..........          0.014        0.013        0.007        0.013        0.028        0.060
Less distributions from:
  Dividends from net investment income......         (0.014)      (0.013)      (0.007)      (0.013)      (0.028)      (0.060)
  Net realized gain on investments..........           --         (0.000)      (0.000)      (0.000)      (0.000)      (0.000)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions.......................         (0.014)      (0.013)      (0.007)      (0.013)      (0.028)      (0.060)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return................................          1.40%(a)     1.34%        0.73%        1.33%        2.85%        6.16%
Ratios/Supplemental Data
Net assets, end of period (000's)...........       $ 187,977    $ 119,989    $  53,373    $ 114,337    $  67,459    $1,101,858
Ratios to average net assets:
  Expenses (net of fees waived) (b).........          0.47%(c)     0.47%        0.47%        0.47%        0.45%        0.45%
  Net investment income.....................          2.79%(c)     1.49%        0.73%        1.32%        3.39%        5.96%
  Management and administration fees waived.          0.08%(c)     0.08%        0.06%        0.06%        0.02%        0.02%
  Shareholder servicing fees waived.........          0.02%(c)     0.02%        0.02%        0.00%        0.00%        0.00%
  Expenses paid indirectly..................          0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights (Continued)

                                                                             Money Market Portfolio
                                               -------------------------------------------------------------------------------
                                                Six Months Ended
Class B shares                                 September 30, 2005                  For the Year Ended March 31,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.....................          0.015        0.016        0.010        0.016        0.031        0.062
  Net realized and unrealized gain(loss)
    on investments..........................           --          0.000        0.000        0.000        0.000        0.000
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations..........          0.015        0.016        0.010        0.016        0.031        0.062
Less distributions from:
  Dividends from net investment income......         (0.015)      (0.016)      (0.010)      (0.016)      (0.031)      (0.062)
  Net realized gain on investments..........           --         (0.000)      (0.000)      (0.000)      (0.000)      (0.000)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions.......................         (0.015)      (0.016)      (0.010)      (0.016)      (0.031)      (0.062)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return................................          1.54%(a)     1.61%        1.00%        1.61%        3.12%        6.42%
Ratios/Supplemental Data
Net assets, end of period (000's)...........       $ 379,498      $ 215,134   $ 163,829     $132,837     $ 123,267   $ 211,725
Ratios to average net assets:
  Expenses (net of fees waived) (b).........          0.20%(c)     0.20%        0.20%        0.20%        0.20%        0.20%
  Net investment income.....................          3.08%(c)     1.63%        0.99%        1.60%        3.15%        6.20%
  Management and administration fees waived.          0.08%(c)     0.08%        0.06%        0.06%        0.02%        0.02%
  Shareholder servicing fees waived.........          0.02%(c)     0.02%        0.02%        0.02%        0.01%        0.00%
  Expenses paid indirectly..................          0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
5. Financial Highlights (Continued)

                                                                             Money Market Portfolio
                                               -------------------------------------------------------------------------------
                                                Six Months Ended
Pinnacle shares                                September 30, 2005                  For the Year Ended March 31,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income........................       0.015        0.016        0.010        0.016        0.031        0.062
  Net realized and unrealized gain(loss)
    on investments.............................        --          0.000        0.000        0.000        0.000        0.000
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations.............       0.015        0.016        0.010        0.016        0.031        0.062
Less distributions from:
  Dividends from net investment income.........      (0.015)      (0.016)      (0.010)      (0.016)      (0.031)      (0.062)
  Net realized gain on investments.............        --           --           --         (0.000)      (0.000)      (0.000)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions..........................      (0.015)      (0.016)      (0.010)      (0.016)      (0.031)      (0.062)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return...................................       1.54%(a)     1.61%        1.00%        1.61%        3.12%        6.42%
Ratios/Supplemental Data
Net assets, end of period (000's)..............    $ 109,108    $ 114,792    $ 122,839    $ 130,135    $ 153,182    $ 128,777
Ratios to average net assets:
  Expenses (net of fees waived) (b)............       0.20%(c)     0.20%        0.20%        0.20%        0.20%       0.20%
  Net investment income........................       3.08%(c)     1.63%        0.99%        1.60%        3.15%       6.20%
  Management and administration fees waived....       0.08%(c)     0.08%        0.06%        0.06%        0.02%       0.02%
  Expenses paid indirectly.....................       0.00%(c)     0.00%        0.00%        0.00%        0.00%       0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights (Continued)

                                                                             U.S. Treasury Portfolio
                                               -------------------------------------------------------------------------------
                                                Six Months Ended
Class A shares                                 September 30, 2005                  For the Year Ended March 31,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.....................          0.013        0.012        0.007        0.013        0.028        0.057
  Net realized and unrealized gain(loss)
    on investments..........................          0.000        0.000        0.000         --           --          0.000
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations..........          0.013        0.012        0.007        0.013        0.028        0.057
Less distributions from:
  Dividends from net investment income......         (0.013)      (0.012)      (0.007)      (0.013)      (0.028)      (0.057)
  Net realized gain on investments..........         (0.000)      (0.000)      (0.000)        --           --         (0.000)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions.......................         (0.013)      (0.012)      (0.007)      (0.013)      (0.028)      (0.057)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return................................          1.35%(a)     1.19%        0.66%        1.28%        2.86%        5.88%
Ratios/Supplemental Data
Net assets, end of period (000's)...........       $ 246,775    $ 236,621    $ 261,931    $ 276,174    $ 253,948    $ 579,869
Ratios to average net assets:
  Expenses (net of fees waived) (b).........          0.45%        0.45%        0.45%        0.45%        0.45%        0.46%
  Net investment income.....................          2.67%        1.18%        0.66%        1.28%        3.12%        5.68%
  Management and administration fees waived.          0.04%        0.03%        0.04%        0.03%        0.02%        0.02%
  Expenses paid indirectly..................          0.00%        0.00%        0.00%        0.00%        0.00%        0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
5. Financial Highlights (Continued)

                                                                             U.S. Treasury Portfolio
                                               -------------------------------------------------------------------------------
                                                Six Months Ended
Class B shares                                 September 30, 2005                  For the Year Ended March 31,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.....................          0.015        0.014        0.009        0.015        0.031        0.060
  Net realized and unrealized gain(loss)
    on investments..........................          0.000        0.000        0.000         --           --          0.000
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations..........          0.015        0.014        0.009        0.015        0.031        0.060
Less distributions from:
  Dividends from net investment income......         (0.015)      (0.014)      (0.009)      (0.015)      (0.031)      (0.060)
  Net realized gain on investments..........         (0.000)      (0.000)      (0.000)        --           --         (0.000)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions.......................         (0.015)      (0.014)      (0.009)      (0.015)      (0.031)      (0.060)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return................................          1.48%(a)     1.44%        0.91%        1.53%        3.12%        6.14%
Ratios/Supplemental Data
Net assets, end of period (000's)...........       $ 514,628    $ 484,434    $ 466,041    $ 383,677    $ 348,701    $ 151,356
Ratios to average net assets:
  Expenses (net of fees waived) (b).........          0.20%        0.20%        0.20%        0.20%        0.20%        0.21%
  Net investment income.....................          2.93%        1.45%        0.90%        1.51%        2.66%        5.89%
  Management and administration fees waived.          0.04%        0.03%        0.04%        0.03%        0.02%        0.02%
  Expenses paid indirectly..................          0.00%        0.00%        0.00%        0.00%        0.00%        0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (continued)

                                                                             U.S. Treasury Portfolio
                                               -------------------------------------------------------------------------------
                                                Six Months Ended
Pinnacle shares                                September 30, 2005                  For the Year Ended March 31,
---------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income........................       0.015        0.014        0.009        0.015        0.031        0.060
  Net realized and unrealized gain(loss)
    on investments.............................       0.000        0.000        0.000         --           --          0.000
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations.............       0.015        0.014        0.009        0.015        0.031        0.060
Less distributions from:
  Dividends from net investment income.........      (0.015)      (0.014)      (0.009)      (0.015)      (0.031)      (0.060)
  Net realized gain on investments.............      (0.000)      (0.000)      (0.000)        --           --         (0.000)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions..........................      (0.015)      (0.014)      (0.009)      (0.015)      (0.031)      (0.060)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return...................................       1.48%(a)     1.44%        0.91%        1.53%        3.12%        6.14%
Ratios/Supplemental Data
Net assets, end of period (000's)..............    $  34,328    $  39,809    $  29,252    $  29,526    $  17,871    $  20,724
Ratios to average net assets:
  Expenses (net of fees waived) (b)............       0.20%        0.20%        0.20%        0.20%        0.20%        0.21%
  Net investment income........................       2.93%        1.45%        0.90%        1.51%        2.66%        5.89%
  Management and administration fees waived....       0.04%        0.03%        0.04%        0.03%        0.02%        0.02%
  Expenses paid indirectly.....................       0.00%        0.00%        0.00%        0.00%        0.00%        0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286

Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





IDI9/05S

INSTITUTIONAL
DAILY
INCOME FUND












             Semi-Annual Report
             September 30, 2005
                (Unaudited)

ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Institutional Daily Income Fund

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: December 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: December 1, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: December 1, 2005

* Print the name and title of each signing officer under his or her signature.